INVESTMENT IN TREASURY METALS (Details Narrative) - CAD ($)		12 Months Ended
	Aug. 07, 2020	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Ownership percentage		100.00%
Total consideration	$ 91,521,000
Treasury Metals Shares, share	43,330,000	20,000,000.0
Treasury Metals Shares value	$ 78,000,000
Treasury Metals Warrants, shares	11,670,000.00
Treasury Metals Warrants, value	$ 9,812,000
NSR Consideration	$ 3,709,000
NSR percenatge	1.50%
Initial recognition of consideration received	$ 91,521,000
Fair value of treasury metals shares at closing	$ 78,000,000	$ 5,592,000
First Mining percentage	40.00%
Treasury's net loss		$ 850,000
Exercise price		$ 0.27	$ 0.41
Treasury Share Purchase Agreement [Member]
Statement [Line Items]
Treasury Metals Shares, share	43,330,000.00
Treasury Metals Warrants, shares	11,670,000.00
Stock fair value	$ 78,000,000
Fair value of warrants	$ 9,812,000
Warrants purchase	11,670,000
Exercise price	$ 1.50
Net Smelter Returns [Member]
Statement [Line Items]
Royalty percentage	1.50%	1.50%
Royalty Sale		$ 9,600,000
Gain on the sale of mineral properties		5,872,000,000,000
Expenses on sale		144,000,000,000
Buy back of Treasury Metals in cash	$ 5,000,000
Treasury Metals fair value	3,709,000	$ 3,709,000
Contingent consideration payable in cash	$ 5,000,000